INCOME TAXES AND DEFERRED TAXES (Details Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Income Tax [Line Items]
Applicable tax rate				25.50%	24.00%	22.50%
Unused tax losses for which no deferred tax asset recognised				$ 216,397	$ 178,064
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss				$ (1,591,000)	$ (17,355,000)	$ 1,889,000
Chile [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate				25.50%	24.00%	225.00%	21.00%
Argentina [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%	30.00%	30.00%	35.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes				$ 62,677
Brazil [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate				34.00%
Uruguay [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate				25.00%
Unused tax losses for which no deferred tax asset recognised				$ 167,862	$ 176,280
United states [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate			21.00%	35.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes				$ 17,600